PACE International Emerging Markets Equity Investments (Second Prospectus Summary) | PACE International Emerging Markets Equity Investments
PACE International Emerging Markets Equity Investments
Investment objective
Capital appreciation.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	PACE International Emerging Markets Equity Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the offering price)	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PACE International Emerging Markets Equity Investments Class P
Management fees	1.00%
Distribution and/or service (12b-1) fees	none
Other expenses (includes administration fee of 0.10%)	0.79%
Total annual fund operating expenses	1.79%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PACE International Emerging Markets Equity Investments Class P	381	1,158	1,953	4,027

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 111%

of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets

(plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to emerging market countries, which may include equity securities issued by companies domiciled in emerging market countries.

The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as financials or technology. The fund may invest, to a limited extent, in (1) bonds, including up to 10% of its total assets in bonds that are below investment grade, which are commonly known as "junk bonds," and (2) securities of other investment companies that invest in emerging markets. The fund may use forward currency contracts,

options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian"), William Blair &

Company, L.L.C. ("William Blair"), Delaware Management Company ("Delaware") and

Pzena Investment Management, LLC ("Pzena") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle, using (1)

a value-oriented dividend discount methodology toward individual securities and

(2) market analysis that attempts to identify value across country boundaries.

This approach focuses on future anticipated dividends and their current discounted worth, and then compares the values of different possible investments. Currency returns can be an integral component of an investment's total return, and Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the US and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

William Blair invests in a portfolio of mid cap and large cap equity securities issued by companies in emerging markets worldwide, according to a quality growth philosophy. William Blair's primary focus is on identifying such companies whose growth characteristics (rate and durability) are underestimated by the market and supported by quality management and strong competitive positioning. After screening the universe of emerging country issuers for certain quality, growth and liquidity characteristics to create a prospective list of investible securities, William Blair undertakes detailed fundamental analysis of these companies, focusing attention on areas where short- to intermediate-term earnings trends and overall operating performance are improving or are strong.

Key considerations are the sustainability of a company's competitive advantage relative to peers, its industry and market conditions, a sound financial structure and high reinvestment rates that combine to create favorable conditions for prospective growth. William Blair normally invests on a relatively concentrated basis, with the number of holdings ranging between 50-80 securities. To a lesser extent, William Blair also takes into account country selection and industry sector allocation. Normally, William Blair's investments will be allocated among at least six different countries, and no more than 50%

of its segment of the fund may be invested in securities of issuers in any one country at any given time. William Blair may obtain exposure to emerging markets equity securities through limited investments in investment company securities,

such as exchange-traded funds ("ETFs").

Delaware selects growth-oriented and value-oriented investments, based on its assessment of how an investment's market price compares to its intrinsic value.

Strong management and sustainable business franchise are also key considerations. When selecting growth-oriented securities, Delaware typically seeks companies with high growth caused by long-term economic factors, which may include demographics, economic deregulation, and technological developments.

When selecting value-oriented securities, Delaware typically seeks companies with lower valuations caused by cyclical economic factors or temporary changes in business operations. In order to compare the value of different stocks,

Delaware estimates the current value of the anticipated future income stream of a stock and considers whether its future income stream is expected to increase faster than, slower than, or in line with the level of inflation. For investments in emerging countries, there may be less information available for

Delaware to use in making this analysis than is available for investments in more developed countries. Currency analysis is also an important part of

Delaware's intrinsic valuation exercise.

Pzena follows a disciplined investment process to implement its value philosophy. Applying intensive fundamental research, Pzena looks for companies where, in its opinion: (1) the current market price is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the reasons behind the earnings shortfall are temporary; (4)

management has a viable strategy to generate earnings recovery; and/or (5) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena typically invests prior to the emergence of an identifiable earnings catalyst, while a company's near-term earnings lack clarity and its share price is undervalued, because waiting for the catalyst to emerge before making the investment can result in missing the initial stock price appreciation. Pzena thus seeks to capture this initial stock price appreciation,

which Pzena believes will generally provide adequate compensation for its longer holding period (on average three years).

Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Geographic concentration risk: To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of "derivatives"-so-called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, many types of swaps and non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on September 28, 2004.

Delaware and Pzena each assumed day-to-day management of a separate portion of the fund's assets on November 4, 2010. William Blair assumed day-to-day management of a separate portion of the fund's assets on March 23, 2011. Updated performance for the fund is available at

http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts.

PACE International Emerging Markets Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2011: (22.36)%

Best quarter during calendar years shown-2nd Q 2009: 31.65%

Worst quarter during calendar years shown-4th Q 2008: (28.35)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns PACE International Emerging Markets Equity Investments	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P Return before taxes	15.69%	8.36%	9.83%	Aug. 24, 1995
Class P After Taxes on Distributions	Class P Return after taxes on distributions	15.86%	6.15%	8.71%	Aug. 24, 1995
Class P After Taxes on Distributions and Sales	Class P Return after taxes on distributions and sale of fund shares	10.64%	6.65%	8.47%	Aug. 24, 1995
MSCI Emerging Markets Index	MSCI Emerging Markets Index (Index reflects no deduction for fees, expenses or taxes.)	19.20%	13.11%	16.23%